Other Current Assets	3 Months Ended
Mar. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Note 3—Other Current Assets

Other current assets consisted of the following at March 31, 2017 and December 31, 2016:

Description	March 31, 2017	December 31, 2016
Deferred offering costs	$49,918	$111,641
Prepaid expense	187,413	259,921

Total Other Current Assets	$237,331	$371,562

Deferred offering costs at March 31, 2017 and December 31, 2016 were $49,918 and $111,641 respectively. The March 31, 2017 balance includes costs incurred from third parties in connection with the March 25, 2016 implementation of a new Sales Agreement (“ATM Agreement”) with IFS Securities, Inc. (doing business as Brinson Patrick, a division of IFS Securities, Inc.) as sales agent, pursuant to which Opexa can offer and sell shares of common stock from time to time depending upon market demand, in transactions deemed to be an “at the market” offering as defined in Rule 415 of the Securities Act of 1933. These are included in other current assets in the consolidated balance sheets. Upon the sales of shares of common stock under the ATM Agreement, these capitalized costs will be offset against the proceeds of such sales of shares of common stock and recorded in additional paid in capital. As of March 31, 2017, $61,723 of deferred offering costs were recorded in additional paid in capital.

Prepaid expenses at March 31, 2017 and December 31, 2016 were $187,413 and $259,921 respectively. Included in the March 31, 2017 balance is $138,723 of prepaid insurance as well as the remaining balance of Opexa’s NASDAQ Capital Market All-Inclusive Annual Fee of $41,250. The remaining balances are attributable to various service contracts and deposits.